Related Parties	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Related Parties

NOTE 17 RELATED PARTIES

U.S. Cellular is billed for all services it receives from TDS, pursuant to the terms of various agreements between it and TDS. These billings are included in U.S. Cellular's Selling, general and administrative expenses. Some of these agreements were established at a time prior to U.S. Cellular's initial public offering when TDS owned more than 90% of U.S. Cellular's outstanding capital stock and may not reflect terms that would be obtainable from an unrelated third party through arms-length negotiations. Billings from TDS to U.S. Cellular are based on expenses specifically identified to U.S. Cellular and on allocations of common expenses. Such allocations are based on the relationship of U.S. Cellular's assets, employees, investment in property, plant and equipment and expenses relative to all subsidiaries in the TDS consolidated group. Management believes the method TDS uses to allocate common expenses is reasonable and that all expenses and costs applicable to U.S. Cellular are reflected in its financial statements. Billings to U.S. Cellular from TDS totaled $104.3 million, $104.1 million and $107.5 million in 2012, 2011 and 2010, respectively.

In the second quarter of 2012, certain subsidiaries of U.S. Cellular agreed to lease wireless spectrum from Airadigm Communications, Inc. (“Airadigm”) to enhance wireless services in existing markets. Both U.S. Cellular and Airadigm are consolidated subsidiaries of TDS. The lease agreements require U.S. Cellular to make payments of approximately $0.5 million to Airadigm annually for a period of five years after which U.S. Cellular will have an option to renew the lease for a fixed period of time. U.S. Cellular accounts for these leases as operating leases and includes the lease payments as System operations expense in the Consolidated Statement of Operations.

The Audit committee of the Board of Directors of U.S. Cellular is responsible for the review and evaluation of all related party transactions as such term is defined by the rules of the New York Stock Exchange (“NYSE”).